Organization	9 Months Ended
Sep. 30, 2025
Organization [Abstract]
Organization

Note 1. Organization

The mission of USA Rare Earth, Inc., collectively with its subsidiaries (the “Company,” “USAR,” “we,” or “our”) is to establish a domestic rare earth magnet supply chain that supports the future state of energy, mobility, technology and national security in the United States of America (“U.S.”). USAR is developing a rare earth element (“REE”) sintered Neodymium Iron Boron (“NdFeB“ or “neo”) magnet manufacturing plant in Stillwater, Oklahoma, and intends to establish domestic rare earth and critical minerals supply, extraction, and processing capabilities to both supply its magnet manufacturing plant and, the Company believes as it scales up its manufacturing operations, support to the entire value chain. Rare earth magnets are critical to various business sectors and industries, including the defense, automotive, aviation, industrial, artificial intelligence with robotics (also referred to as “Physical AI”), medical, and consumer electronics industries, among others. USAR is planning to take a broad approach to the industries it serves with the intention of providing high-quality neo magnets to a variety of industries and customers. USAR’s focus on developing domestic rare earth production aligns with national priorities, offering the potential of a sustainable and secure domestic supply of materials critical to key industries.

USAR (formerly known as Inflection Point Acquisition Corp. II or “IPXX”) was a special purpose acquisition company incorporated as a Cayman Islands exempted company on March 6, 2023. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. On March 14, 2025, following the closing of the merger transactions, shares of USAR common stock (“Common Stock”) and USAR warrants began trading on the Nasdaq Stock Market LLC (“Nasdaq”) under the symbols “USAR” and “USARW,” respectively.

Going Concern

The accompanying Condensed Consolidated Financial Statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which contemplates continuation of the Company as a going concern and the continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business. The Company has generated no revenues since inception, continues to incur losses from increasing operational expenses, and has an accumulated deficit. For the nine months ended September 30, 2025, the Company had net loss of $248.0 million, which includes a non-cash fair value loss on financial instruments of $216.8 million. For the nine months ended September 30, 2025, net cash used for operating activities was $21.1 million.

As of September 30, 2025, the Company had cash and cash equivalents on its Condensed Consolidated Balance Sheet of $257.6 million and subsequent to the balance sheet date, the Company raised an additional approximately $163.3 million from exercises of outstanding warrants by certain investors. Despite the increase in cash during the quarter and subsequent to the end of the quarter, the Company will still need to raise additional capital to implement its current strategic plan, purchase of raw material inventory in advance of manufacturing due to long lead times, current and future business acquisitions to strategically acquire significant quantities of critical raw material inventory, and purchase of capital equipment to expand its production and finishing lines. Furthermore, the Company expects to increase its operational costs to accommodate the new production lines and incur higher infrastructure costs to handle the forecasted increase production and sales.

Based on the Company’s need to raise additional capital as well as milestones required for its current strategic plan and increased operational costs to generate sustainable commercial revenues, there is substantial doubt regarding its ability to continue as a going concern for the twelve months following the issuance of these Condensed Consolidated Financial Statements.